Comprehensive Income or Loss (Tables)	12 Months Ended
Dec. 31, 2012
Income Tax Effects of Components of Comprehensive Income or Loss

The following table presents the income tax effects of the components of comprehensive income or loss (in millions):

	Year Ended December 31,
	2012	2011	2010
Derivative instruments:
(Provision) benefit arising during the period	$(0.2)	$1.0	$1.0
Reclassification of benefit into earnings	(1.9)	(2.9)	(2.6)
Defined benefit plans:
Benefit arising during the period	2.7	7.2	4.9
Reclassification of benefit into earnings	(0.2)	(0.2)	—

Changes in Components of Accumulated Other Comprehensive Income or Loss, Net of Tax

The following table presents changes in the components of accumulated other comprehensive income or loss, net of tax (in millions):

				Accumulated
	Foreign			Other
	Currency	Derivative	Defined	Comprehensive
	Translation	Instruments	Benefit Plans	Income (Loss)
Balance at January 1, 2010	$78.5	$(10.7)	$10.8	$78.6
Net unrealized loss arising during the period	(91.1)	(1.6)	(9.7)	(102.4)
Reclassification of loss into earnings	—	4.0	—	4.0

Balance at December 31, 2010	(12.6)	(8.3)	1.1	(19.8)
Net unrealized loss arising during the period	(50.0)	(1.5)	(13.8)	(65.3)
Reclassification of loss into earnings	—	4.6	0.3	4.9

Balance at December 31, 2011	(62.6)	(5.2)	(12.4)	(80.2)
Net unrealized gain (loss) arising during the period	35.3	0.5	(9.2)	26.6
Reclassification of loss into earnings	—	3.4	0.8	4.2

Balance at December 31, 2012	$(27.3)	$(1.3)	$(20.8)	$(49.4)